BUSINESS COMBINATION (Details) - Bank 1440	1 Months Ended
Aug. 29, 2014 USD ($) $ / shares shares
Business Acquisition [Line Items]
Gross Company Shares Issued | shares	360,635
Stock Consideration (0.17064 ratio)	$ 5,800,000
Cash Consideration	3,800,000
Total purchase price	$ 9,600,000
Acquisition Method Of Accounting
Business Acquisition [Line Items]
Gross Company Shares Issued | shares	360,635
Closing price per share of the Company's Common Stock | $ / shares	$ 16.00
Stock Consideration (0.17064 ratio)	$ 5,770,160
Option and Warrant consideration	1,298,629
20% Cash and Cash in Lieu	2,105,785
Dissenters Payments	400,000
Cash Consideration	3,804,414
Total purchase price	$ 9,574,574